Consolidated Investment Portfolio	as of June 30, 2020 (Unaudited)

DWS RREEF Real Assets Fund

	Shares	Value ($)
Common Stocks 76.1%
Communication Services 1.3%
Diversified Telecommunication Services
Cellnex Telecom SA 144A	103,450	6,328,257
China Tower Corp., Ltd. "H", 144A	14,942,000	2,657,054
		8,985,311
Consumer Discretionary 0.1%
Hotels, Restaurants & Leisure
Hyatt Hotels Corp. "A" (a)	20,000	1,005,800
Consumer Staples 0.8%
Food Products
Archer-Daniels-Midland Co.	60,625	2,418,938
Bunge Ltd.	49,377	2,030,876
Ingredion, Inc.	16,650	1,381,950
		5,831,764
Energy 10.8%
Oil, Gas & Consumable Fuels
Canadian Natural Resources Ltd.	98,400	1,706,924
Cheniere Energy, Inc.*	337,009	16,284,275
Chevron Corp.	29,230	2,608,193
ConocoPhillips	32,660	1,372,373
Enbridge, Inc.	78,650	2,391,479
Koninklijke Vopak NV	47,550	2,521,289
LUKOIL PJSC (ADR)	30,700	2,278,554
Marathon Petroleum Corp.	37,063	1,385,415
Neste Oyj	41,300	1,621,752
ONEOK, Inc.	145,028	4,817,830
Pioneer Natural Resources Co.	18,100	1,768,370
TC Energy Corp.	451,562	19,291,836
TOTAL SA (a)	136,638	5,280,336
Williams Companies, Inc.	573,093	10,900,229
		74,228,855
Industrials 8.5%
Commercial Services & Supplies 2.3%
Republic Services, Inc.	85,366	7,004,280
Waste Connections, Inc.	96,334	9,035,166
		16,039,446
Construction & Engineering 1.2%
Ferrovial SA	313,046	8,353,953
Road & Rail 1.7%
CSX Corp.	90,050	6,280,087
Union Pacific Corp.	30,558	5,166,441
		11,446,528
Transportation Infrastructure 3.3%
Aena SME SA 144A*	18,591	2,491,200
Auckland International Airport Ltd.	768,950	3,261,367
Getlink SE*	213,426	3,087,189
Grupo Aeroportuario del Pacifico SAB de CV (ADR)	26,490	1,902,512
Japan Airport Terminal Co., Ltd.	92,004	3,923,454
Transurban Group (Units)	778,855	7,671,411
		22,337,133
Materials 9.6%
Chemicals 2.4%
CF Industries Holdings, Inc.	93,610	2,634,185
Corteva, Inc.	94,359	2,527,878
FMC Corp.	44,830	4,465,965
Nutrien Ltd.	151,159	4,856,773
Yara International ASA	65,460	2,282,328
		16,767,129
Containers & Packaging 0.5%
Ball Corp.	44,180	3,070,068
Packaging Corp. of America	5,226	521,555
		3,591,623
Metals & Mining 5.5%
Agnico Eagle Mines Ltd.	29,300	1,876,141
Anglo American PLC	147,320	3,449,659
BHP Group Ltd.	364,170	9,074,616
Fortescue Metals Group Ltd.	429,000	4,141,513
Franco-Nevada Corp.	10,837	1,513,875
Freeport-McMoRan Copper & Gold, Inc.	451,200	5,220,384
Kirkland Lake Gold Ltd.	43,480	1,790,315
MMC Norilsk Nickel PJSC (ADR) (a)	121,530	3,199,885
Newmont Corp.	56,500	3,488,310
Rio Tinto Ltd.	56,800	3,856,570
		37,611,268
Paper & Forest Products 1.2%
Mondi PLC	106,939	2,014,178
Svenska Cellulosa AB SCA "B"*	338,570	4,039,384
UPM-Kymmene Oyj	69,370	2,013,101
		8,066,663
Real Estate 32.7%
Equity Real Estate Investment Trusts (REITs) 26.6%
Activia Properties, Inc.	661	2,303,996
Agree Realty Corp.	67,679	4,447,187
Alexandria Real Estate Equities, Inc.	11,090	1,799,353
American Tower Corp.	92,048	23,798,090
Apple Hospitality REIT, Inc.	104,710	1,011,499
Canadian Apartment Properties REIT	73,513	2,631,111
CapitaLand Mall Trust	1,146,200	1,620,342
Crown Castle International Corp.	124,147	20,776,000
Digital Realty Trust, Inc.	42,021	5,971,604
EastGroup Properties, Inc.	8,072	957,420
Equinix, Inc.	6,606	4,639,394
Equity LifeStyle Properties, Inc.	59,300	3,705,064
Essential Properties Realty Trust, Inc.	201,101	2,984,339
Extra Space Storage, Inc.	27,917	2,578,693
Gaming and Leisure Properties, Inc.	71,885	2,487,221
Gecina SA	21,113	2,615,785
Global One Real Estate Investment Corp.	1,588	1,474,100
Granite Real Estate Investment Trust	103,609	5,346,823
Healthcare Trust of America, Inc. "A"	78,145	2,072,405
Highwoods Properties, Inc.	36,180	1,350,599
Hulic Reit, Inc.	1,504	1,877,718
InterRent Real Estate Investment Trust	189,839	2,003,825
Invitation Homes, Inc.	104,979	2,890,072
Kenedix Retail REIT Corp.	1,076	2,024,317
Life Storage, Inc.	34,720	3,296,664
Link REIT	1,211,268	9,911,846
Mapletree Industrial Trust (a)	2,229,400	4,628,809
Mapletree Logistics Trust (a)	2,923,350	4,101,456
Mid-America Apartment Communities, Inc.	28,677	3,288,392
Mirvac Group	2,721,705	4,083,869
Mori Trust Hotel Reit, Inc.	743	680,180
Mori Trust Sogo Reit, Inc.	1,477	1,827,247
Omega Healthcare Investors, Inc.	120,600	3,585,438
Pebblebrook Hotel Trust	89,300	1,219,838
Prologis, Inc.	42,390	3,956,259
Realty Income Corp.	52,452	3,120,894
Rexford Industrial Realty, Inc.	67,480	2,795,696
SBA Communications Corp.	39,700	11,827,424
Segro PLC	330,960	3,674,275
Simon Property Group, Inc.	34,000	2,324,920
Sun Communities, Inc.	12,261	1,663,573
UDR, Inc.	55,570	2,077,207
UNITE Group PLC*	352,951	4,113,816
Welltower, Inc.	105,690	5,469,458
Weyerhaeuser Co.	48,485	1,088,973
		182,103,191
Real Estate Management & Development 6.1%
Ascendas India Trust	1,665,000	1,612,350
CapitaLand Ltd.	3,128,600	6,580,268
Castellum AB	90,307	1,697,195
Daibiru Corp.	372,700	3,402,842
Fabege AB	145,696	1,707,816
Fastighets AB Balder "B"*	39,523	1,516,550
New World Development Co., Ltd.	1,192,750	5,663,273
PSP Swiss Property AG (Registered)	50,723	5,744,779
Sumitomo Realty & Development Co., Ltd.	177,590	4,882,163
Swire Properties Ltd.	1,449,000	3,695,845
Vonovia SE	88,969	5,475,464
		41,978,545
Utilities 12.3%
Electric Utilities 4.2%
Edison International	106,359	5,776,357
Eversource Energy	70,621	5,880,611
FirstEnergy Corp.	123,806	4,801,197
Orsted AS 144A	54,223	6,300,300
Terna Rete Elettrica Nazionale SpA	806,500	5,563,319
		28,321,784
Gas Utilities 2.5%
Atmos Energy Corp.	27,598	2,748,209
ENN Energy Holdings Ltd.	584,275	6,553,944
Tokyo Gas Co., Ltd.	331,108	7,918,295
		17,220,448
Multi-Utilities 3.6%
National Grid PLC	733,476	9,015,891
NiSource, Inc.	75,959	1,727,307
Sempra Energy	120,173	14,087,881
		24,831,079
Water Utilities 2.0%
American Water Works Co., Inc.	39,642	5,100,340
Severn Trent PLC	280,770	8,633,432
		13,733,772
Total Common Stocks (Cost $490,825,913)		522,454,292
	Principal Amount ($)	Value ($)
Government & Agency Obligations 20.6%
U.S. Treasury Obligations
U.S. Treasury Inflation-Indexed Bonds:
1.375%, 2/15/2044	1,988,332	2,710,668
2.125%, 2/15/2040	3,214,795	4,736,164
2.375%, 1/15/2027	6,633,308	8,053,581
U.S. Treasury Inflation-Indexed Notes:
0.125%, 4/15/2022	298,334	302,669
0.125%, 1/15/2023	1,650,739	1,690,928
0.125%, 7/15/2024	3,236,280	3,380,171
0.25%, 1/15/2025	4,819,078	5,069,804
0.375%, 1/15/2027	9,068,868	9,771,649
0.375%, 7/15/2027	10,587,077	11,505,854
0.5%, 1/15/2028	10,492,980	11,502,391
0.625%, 1/15/2026	7,038,243	7,620,146
0.875%, 1/15/2029	2,674,026	3,046,404
U.S. Treasury Notes:
1.75%, 7/31/2021	11,500,000	11,695,859
2.25%, 2/15/2021	5,000,000	5,064,453
2.375%, 4/15/2021	18,500,000	18,819,414
2.625%, 8/15/2020	12,000,000	12,036,237
2.625%, 11/15/2020	15,750,000	15,891,504
2.875%, 10/15/2021	7,800,000	8,070,867
Total Government & Agency Obligations (Cost $134,917,184)		140,968,763
	Shares	Value ($)
Securities Lending Collateral 2.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.05% (b) (c) (Cost $13,914,500)	13,914,500	13,914,500
Cash Equivalents 1.6%
DWS Central Cash Management Government Fund, 0.12% (b) (Cost $10,994,847)	10,994,847	10,994,847
	% of Net Assets	Value ($)
Total Consolidated Investment Portfolio (Cost $650,652,444)	100.3	688,332,402
Other Assets and Liabilities, Net	(0.3)	(2,141,354)
Net Assets	100.0	686,191,048

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund's transactions with affiliated investments during the period ended June 30, 2020 are as follows:

Value ($) at 3/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 6/30/2020	Value ($) at 6/30/2020
Securities Lending Collateral 2.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.05% (b) (c)
1,509,854	12,404,646 (d)	—	—	—	15,120	—	13,914,500	13,914,500
Cash Equivalents 1.6%
DWS Central Cash Management Government Fund, 0.12% (b)
5,809,658	115,880,795	110,695,606	—	—	5,521	—	10,994,847	10,994,847
7,319,512	128,285,441	110,695,606	—	—	20,641	—	24,909,347	24,909,347

* Non-income producing security.
(a) All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2020 amounted to $13,108,153, which is 1.9% of net assets.
(b) Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c) Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2020.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
LME: London Metal Exchange
PJSC: Public Joint Stock Company
RBOB: Reformulated Blendstock for Oxygenate Blending
WTI: West Texas Intermediate
At June 30, 2020, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
Brent Crude Oil Futures	USD	7/31/2020	131	5,415,924	5,406,370	(9,554)
Cocoa Futures	USD	9/15/2020	45	1,226,898	983,700	(243,198)
Copper Futures	USD	9/28/2020	164	10,339,648	11,186,850	847,202
Corn Futures	USD	9/14/2020	163	2,672,677	2,783,225	110,548
Cotton No.2 Futures	USD	12/8/2020	23	672,926	700,120	27,194
Gasoline RBOB Futures	USD	8/31/2020	75	3,707,375	3,740,310	32,935
Gold 100 oz. Futures	USD	8/27/2020	103	17,715,899	18,545,150	829,251
Lean Hogs Futures	USD	10/14/2020	71	1,455,266	1,401,540	(53,726)
Live Cattle Futures	USD	8/31/2020	123	4,781,519	4,736,730	(44,789)
LME Nickel Futures	USD	9/14/2020	70	5,395,912	5,376,420	(19,492)
LME Primary Aluminum Futures	USD	9/14/2020	126	4,970,856	5,090,400	119,544
LME Primary Aluminum Futures	USD	7/13/2020	131	4,907,333	5,219,531	312,198
LME Zinc Futures	USD	9/14/2020	61	3,079,814	3,120,150	40,336
Natural Gas Futures	USD	8/27/2020	112	2,180,443	2,003,680	(176,763)
Palladium Futures	USD	9/28/2020	7	1,350,379	1,376,830	26,451
Silver Futures	USD	9/28/2020	31	2,804,111	2,888,735	84,624
Soybean Futures	USD	11/13/2020	62	2,717,346	2,734,975	17,629
Soybean Meal Futures	USD	12/14/2020	117	3,380,263	3,462,030	81,767
Sugar Futures	USD	9/30/2020	76	936,839	1,018,035	81,196
WTI Crude Futures	USD	8/20/2020	104	3,567,976	4,091,360	523,384
Total					85,866,141	2,586,737

At June 30, 2020, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
LME Primary Aluminium Futures	USD	7/13/2020	131	5,050,600	5,219,532	(168,932)

Currency Abbreviation
USD	United States Dollar

Investment in Subsidiary

The Fund may seek exposure to the commodities markets by investing a portion of its assets in a wholly owned subsidiary organized under the laws of the Cayman Islands (the "Subsidiary"). Among other investments, the Subsidiary may invest in commodity-linked derivative instruments such as swaps and futures contracts. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivative positions. As of June 30, 2020, the Fund held $81,480,752 in the Subsidiary, representing 11.5% of the Fund's total assets. The Fund’s Investment Portfolio has been consolidated and includes the accounts of the Fund and the Subsidiary.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2020 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$—	$8,985,311	$—	$8,985,311
Consumer Discretionary	1,005,800	—	—	1,005,800
Consumer Staples	5,831,764	—	—	5,831,764
Energy	64,805,478	9,423,377	—	74,228,855
Industrials	29,388,486	28,788,574	—	58,177,060
Materials	35,165,334	30,871,349	—	66,036,683
Real Estate	146,465,375	77,616,361	—	224,081,736
Utilities	40,121,902	43,985,181	—	84,107,083
Fixed Income Investments	—	140,968,763	—	140,968,763
Short-Term Investments (e)	24,909,347	—	—	24,909,347
Derivatives (f)
Futures Contracts	3,134,259	—	—	3,134,259
Total	$350,827,745	$340,638,916	$—	$691,466,661
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Futures Contracts	$(716,454)	$—	$—	$(716,454)
Total	$(716,454)	$—	$—	$(716,454)

(e)	See Consolidated Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of June 30, 2020 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Commodity Contracts	$ 2,417,805